Summary of Significant Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Intangible Assets Useful Life	Intangible assets with a finite useful life are amortized using the straight-line method over the estimated economic life of the intangible assets as follows:
Useful life
Customer relationships	7.25 years
Software	5 years

Schedule of Disaggregate Revenue	The Company disaggregate revenue into two revenue streams as the following table:
	For the Six Months Ended December 31,
	2024	2025
	RMB	RMB
Insurance brokerage service fees	144,964,797	204,026,259
MGU service fees	1,766,514	2,267,797
Less: business taxes and surcharges	(360,026)	(318,882)
Total revenues	146,371,285	205,975,174

Schedule of Disaggregates Revenue by Transferal of Services

The Company disaggregates revenue by transferal of services as the following table:

	For the Six Months Ended December 31,
	2024	2025
	RMB	RMB
Services transferred at a point in time	146,284,524	205,902,092
Services transferred over time	446,787	391,964
Less: business taxes and surcharges	(360,026)	(318,882)
Total revenues	146,371,28	205,975,174

Schedule of Consolidated Net (Loss) Income	The CODM assesses performance for the Company, monitors budget versus actual results, and determines how to allocate resources based on unaudited condensed consolidated net (loss) income as reported in the unaudited condensed consolidated statements of operations.
	For the six months ended December 31,
	2024	2025	2025
	RMB	RMB	USD (Note 2)
Revenues	146,371,285	205,975,174	29,454,058
Cost of revenues	(103,811,688)	(134,286,878)	(19,202,768)
Other operating expenses	(38,755,259)	(67,059,612)	(9,589,397)
Other income expenses, net	(3,357,696)	(2,045,691)	(292,529)
Income tax expenses	(1,091,247)	(2,028,478)	(290,068)
Net (loss) income	(644,605)	554,515	79,296